Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Goldman Sachs Trust
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000025256
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Municipal Income Fund
Class Name	Class A
Trading Symbol	GSMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$73	0.72%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance

• The Fund benefited from its overall credit positioning, specifically its overweight versus the Bloomberg Municipal Bond 1-10 Year Blend Index (Index) in lower-rated municipal securities, as the higher income generated by these holdings helped offset the impact of credit spread widening during the first half of the Period.

• The Fund’s combined duration and yield curve positioning bolstered its performance. Specifically, the Fund was aided by its longer duration position compared to the Index and by its relative overweight in securities with maturities of 15 to 20 years.

• The Fund’s overweight compared to the Index in the special tax sector added to relative returns.

• Individual bottom-up security selection among state and local general obligation bonds and electric power credits contributed positively to relative performance.

Top Detractors from Performance

• The Fund was hurt by individual bottom-up security selection overall, with investments in project finance and tobacco credits among the leading detractors.

• Overall, the Fund’s sector and state positioning detracted from its relative performance. In particular, the Fund was hampered by its overweights relative to the Index in the health care sector and in Puerto Rico credits.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class A Excluding sale charges	Class A Including sale charges	Bloomberg Municipal Bond 1-10 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$9,625	$10,000	$10,000
3/17	$10,173	$9,792	$10,021	$10,044
3/18	$10,561	$10,165	$10,140	$10,165
3/19	$11,153	$10,735	$10,610	$10,620
3/20	$11,105	$10,689	$10,904	$11,568
3/21	$12,105	$11,651	$11,399	$11,650
3/22	$11,662	$11,224	$10,943	$11,167
3/23	$11,508	$11,076	$11,152	$10,633
3/24	$12,074	$11,621	$11,395	$10,814
3/25	$12,333	$11,871	$11,622	$11,342
3/26	$12,759	$12,280	$12,106	$11,835

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class A Excluding sale charges	3.45%	1.06%	2.46%
Class A Including sale charges	-0.43%	0.28%	2.07%
Bloomberg Municipal Bond 1-10 Year Blend Index	4.17%	1.21%	1.93%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 11,782,629,834
Holdings Count | Holding	4,707
Advisory Fees Paid, Amount	$ 38,913,736
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$11,782,629,834
# of Portfolio Holdings as of Period End	4,707
Portfolio Turnover Rate for the Period	24%
Total Net Advisory Fees Paid for the Period	$38,913,736

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Special Assessment	11.0%
Hospital	10.0%
Corporate	8.5%
Airport	6.0%
Sales Tax	5.2%
Water/Sewer	5.2%
School District GO	4.6%
University	4.4%
State GO	4.4%
State Appropriation	3.4%
City/County GO	3.1%
Toll	3.1%
Special Tax	3.0%
LT Health	2.8%
Other	24.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025258
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Municipal Income Fund
Class Name	Class C
Trading Symbol	GSMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$149	1.47%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance

• The Fund benefited from its overall credit positioning, specifically its overweight versus the Bloomberg Municipal Bond 1-10 Year Blend Index (Index) in lower-rated municipal securities, as the higher income generated by these holdings helped offset the impact of credit spread widening during the first half of the Period.

• The Fund’s combined duration and yield curve positioning bolstered its performance. Specifically, the Fund was aided by its longer duration position compared to the Index and by its relative overweight in securities with maturities of 15 to 20 years.

• The Fund’s overweight compared to the Index in the special tax sector added to relative returns.

• Individual bottom-up security selection among state and local general obligation bonds and electric power credits contributed positively to relative performance.

Top Detractors from Performance

• The Fund was hurt by individual bottom-up security selection overall, with investments in project finance and tobacco credits among the leading detractors.

• Overall, the Fund’s sector and state positioning detracted from its relative performance. In particular, the Fund was hampered by its overweights relative to the Index in the health care sector and in Puerto Rico credits.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class C Excluding sale charges	Class C Including sale charges	Bloomberg Municipal Bond 1-10 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$9,900	$10,000	$10,000
3/17	$10,104	$10,003	$10,021	$10,044
3/18	$10,410	$10,306	$10,140	$10,165
3/19	$10,912	$10,803	$10,610	$10,620
3/20	$10,783	$10,675	$10,904	$11,568
3/21	$11,666	$11,550	$11,399	$11,650
3/22	$11,148	$11,037	$10,943	$11,167
3/23	$10,919	$10,809	$11,152	$10,633
3/24	$11,378	$11,265	$11,395	$10,814
3/25	$11,529	$11,413	$11,622	$11,342
3/26	$11,846	$11,727	$12,106	$11,835

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class C Excluding sale charges	2.75%	0.30%	1.71%
Class C Including sale charges	1.72%	0.30%	1.71%
Bloomberg Municipal Bond 1-10 Year Blend Index	4.17%	1.21%	1.93%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 11,782,629,834
Holdings Count | Holding	4,707
Advisory Fees Paid, Amount	$ 38,913,736
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$11,782,629,834
# of Portfolio Holdings as of Period End	4,707
Portfolio Turnover Rate for the Period	24%
Total Net Advisory Fees Paid for the Period	$38,913,736

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Special Assessment	11.0%
Hospital	10.0%
Corporate	8.5%
Airport	6.0%
Sales Tax	5.2%
Water/Sewer	5.2%
School District GO	4.6%
University	4.4%
State GO	4.4%
State Appropriation	3.4%
City/County GO	3.1%
Toll	3.1%
Special Tax	3.0%
LT Health	2.8%
Other	24.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025254
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Municipal Income Fund
Class Name	Institutional Class
Trading Symbol	GSMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance

• The Fund benefited from its overall credit positioning, specifically its overweight versus the Bloomberg Municipal Bond 1-10 Year Blend Index (Index) in lower-rated municipal securities, as the higher income generated by these holdings helped offset the impact of credit spread widening during the first half of the Period.

• The Fund’s combined duration and yield curve positioning bolstered its performance. Specifically, the Fund was aided by its longer duration position compared to the Index and by its relative overweight in securities with maturities of 15 to 20 years.

• The Fund’s overweight compared to the Index in the special tax sector added to relative returns.

• Individual bottom-up security selection among state and local general obligation bonds and electric power credits contributed positively to relative performance.

Top Detractors from Performance

• The Fund was hurt by individual bottom-up security selection overall, with investments in project finance and tobacco credits among the leading detractors.

• Overall, the Fund’s sector and state positioning detracted from its relative performance. In particular, the Fund was hampered by its overweights relative to the Index in the health care sector and in Puerto Rico credits.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional	Bloomberg Municipal Bond 1-10 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$1,000,000	$1,000,000	$1,000,000
3/17	$1,021,300	$1,002,100	$1,004,400
3/18	$1,063,888	$1,014,025	$1,016,453
3/19	$1,127,402	$1,060,974	$1,061,990
3/20	$1,125,598	$1,090,363	$1,156,826
3/21	$1,231,067	$1,139,866	$1,165,039
3/22	$1,189,826	$1,094,271	$1,116,690
3/23	$1,177,928	$1,115,172	$1,063,312
3/24	$1,240,005	$1,139,483	$1,081,388
3/25	$1,270,757	$1,162,158	$1,134,160
3/26	$1,318,919	$1,210,620	$1,183,496

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Institutional	3.79%	1.39%	2.81%
Bloomberg Municipal Bond 1-10 Year Blend Index	4.17%	1.21%	1.93%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 11,782,629,834
Holdings Count | Holding	4,707
Advisory Fees Paid, Amount	$ 38,913,736
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$11,782,629,834
# of Portfolio Holdings as of Period End	4,707
Portfolio Turnover Rate for the Period	24%
Total Net Advisory Fees Paid for the Period	$38,913,736

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Special Assessment	11.0%
Hospital	10.0%
Corporate	8.5%
Airport	6.0%
Sales Tax	5.2%
Water/Sewer	5.2%
School District GO	4.6%
University	4.4%
State GO	4.4%
State Appropriation	3.4%
City/County GO	3.1%
Toll	3.1%
Special Tax	3.0%
LT Health	2.8%
Other	24.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025255
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Municipal Income Fund
Class Name	Service Class
Trading Symbol	GSMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$90	0.89%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance

• The Fund benefited from its overall credit positioning, specifically its overweight versus the Bloomberg Municipal Bond 1-10 Year Blend Index (Index) in lower-rated municipal securities, as the higher income generated by these holdings helped offset the impact of credit spread widening during the first half of the Period.

• The Fund’s combined duration and yield curve positioning bolstered its performance. Specifically, the Fund was aided by its longer duration position compared to the Index and by its relative overweight in securities with maturities of 15 to 20 years.

• The Fund’s overweight compared to the Index in the special tax sector added to relative returns.

• Individual bottom-up security selection among state and local general obligation bonds and electric power credits contributed positively to relative performance.

Top Detractors from Performance

• The Fund was hurt by individual bottom-up security selection overall, with investments in project finance and tobacco credits among the leading detractors.

• Overall, the Fund’s sector and state positioning detracted from its relative performance. In particular, the Fund was hampered by its overweights relative to the Index in the health care sector and in Puerto Rico credits.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Service	Bloomberg Municipal Bond 1-10 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,158	$10,021	$10,044
3/18	$10,522	$10,140	$10,165
3/19	$11,100	$10,610	$10,620
3/20	$11,036	$10,904	$11,568
3/21	$12,006	$11,399	$11,650
3/22	$11,541	$10,943	$11,167
3/23	$11,371	$11,152	$10,633
3/24	$11,910	$11,395	$10,814
3/25	$12,145	$11,622	$11,342
3/26	$12,543	$12,106	$11,835

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Service	3.27%	0.88%	2.29%
Bloomberg Municipal Bond 1-10 Year Blend Index	4.17%	1.21%	1.93%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 11,782,629,834
Holdings Count | Holding	4,707
Advisory Fees Paid, Amount	$ 38,913,736
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$11,782,629,834
# of Portfolio Holdings as of Period End	4,707
Portfolio Turnover Rate for the Period	24%
Total Net Advisory Fees Paid for the Period	$38,913,736

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Special Assessment	11.0%
Hospital	10.0%
Corporate	8.5%
Airport	6.0%
Sales Tax	5.2%
Water/Sewer	5.2%
School District GO	4.6%
University	4.4%
State GO	4.4%
State Appropriation	3.4%
City/County GO	3.1%
Toll	3.1%
Special Tax	3.0%
LT Health	2.8%
Other	24.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090756
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Municipal Income Fund
Class Name	Investor Class
Trading Symbol	GUIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance

• The Fund benefited from its overall credit positioning, specifically its overweight versus the Bloomberg Municipal Bond 1-10 Year Blend Index (Index) in lower-rated municipal securities, as the higher income generated by these holdings helped offset the impact of credit spread widening during the first half of the Period.

• The Fund’s combined duration and yield curve positioning bolstered its performance. Specifically, the Fund was aided by its longer duration position compared to the Index and by its relative overweight in securities with maturities of 15 to 20 years.

• The Fund’s overweight compared to the Index in the special tax sector added to relative returns.

• Individual bottom-up security selection among state and local general obligation bonds and electric power credits contributed positively to relative performance.

Top Detractors from Performance

• The Fund was hurt by individual bottom-up security selection overall, with investments in project finance and tobacco credits among the leading detractors.

• Overall, the Fund’s sector and state positioning detracted from its relative performance. In particular, the Fund was hampered by its overweights relative to the Index in the health care sector and in Puerto Rico credits.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Investor	Bloomberg Municipal Bond 1-10 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,203	$10,021	$10,044
3/18	$10,612	$10,140	$10,165
3/19	$11,236	$10,610	$10,620
3/20	$11,215	$10,904	$11,568
3/21	$12,256	$11,399	$11,650
3/22	$11,835	$10,943	$11,167
3/23	$11,707	$11,152	$10,633
3/24	$12,315	$11,395	$10,814
3/25	$12,611	$11,622	$11,342
3/26	$13,078	$12,106	$11,835

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Investor	3.71%	1.31%	2.72%
Bloomberg Municipal Bond 1-10 Year Blend Index	4.17%	1.21%	1.93%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 11,782,629,834
Holdings Count | Holding	4,707
Advisory Fees Paid, Amount	$ 38,913,736
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$11,782,629,834
# of Portfolio Holdings as of Period End	4,707
Portfolio Turnover Rate for the Period	24%
Total Net Advisory Fees Paid for the Period	$38,913,736

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Special Assessment	11.0%
Hospital	10.0%
Corporate	8.5%
Airport	6.0%
Sales Tax	5.2%
Water/Sewer	5.2%
School District GO	4.6%
University	4.4%
State GO	4.4%
State Appropriation	3.4%
City/County GO	3.1%
Toll	3.1%
Special Tax	3.0%
LT Health	2.8%
Other	24.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000195491
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Municipal Income Fund
Class Name	Class R6
Trading Symbol	GYISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance

• The Fund benefited from its overall credit positioning, specifically its overweight versus the Bloomberg Municipal Bond 1-10 Year Blend Index (Index) in lower-rated municipal securities, as the higher income generated by these holdings helped offset the impact of credit spread widening during the first half of the Period.

• The Fund’s combined duration and yield curve positioning bolstered its performance. Specifically, the Fund was aided by its longer duration position compared to the Index and by its relative overweight in securities with maturities of 15 to 20 years.

• The Fund’s overweight compared to the Index in the special tax sector added to relative returns.

• Individual bottom-up security selection among state and local general obligation bonds and electric power credits contributed positively to relative performance.

Top Detractors from Performance

• The Fund was hurt by individual bottom-up security selection overall, with investments in project finance and tobacco credits among the leading detractors.

• Overall, the Fund’s sector and state positioning detracted from its relative performance. In particular, the Fund was hampered by its overweights relative to the Index in the health care sector and in Puerto Rico credits.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg Municipal Bond 1-10 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
11/30/17	$10,000	$10,000	$10,000
3/18	$10,127	$9,993	$9,899
3/19	$10,733	$10,456	$10,342
3/20	$10,724	$10,745	$11,266
3/21	$11,729	$11,233	$11,346
3/22	$11,331	$10,784	$10,875
3/23	$11,226	$10,990	$10,355
3/24	$11,819	$11,229	$10,531
3/25	$12,113	$11,453	$11,045
3/26	$12,573	$11,930	$11,526

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception
Class R6 (Commenced November 30, 2017)	3.80%	1.40%	2.78%
Bloomberg Municipal Bond 1-10 Year Blend Index	4.17%	1.21%	2.14%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.72%

Performance Inception Date	Nov. 30, 2017
AssetsNet	$ 11,782,629,834
Holdings Count | Holding	4,707
Advisory Fees Paid, Amount	$ 38,913,736
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$11,782,629,834
# of Portfolio Holdings as of Period End	4,707
Portfolio Turnover Rate for the Period	24%
Total Net Advisory Fees Paid for the Period	$38,913,736

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Special Assessment	11.0%
Hospital	10.0%
Corporate	8.5%
Airport	6.0%
Sales Tax	5.2%
Water/Sewer	5.2%
School District GO	4.6%
University	4.4%
State GO	4.4%
State Appropriation	3.4%
City/County GO	3.1%
Toll	3.1%
Special Tax	3.0%
LT Health	2.8%
Other	24.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202029
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Municipal Income Fund
Class Name	Class P
Trading Symbol	GAJPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance

• The Fund benefited from its overall credit positioning, specifically its overweight versus the Bloomberg Municipal Bond 1-10 Year Blend Index (Index) in lower-rated municipal securities, as the higher income generated by these holdings helped offset the impact of credit spread widening during the first half of the Period.

• The Fund’s combined duration and yield curve positioning bolstered its performance. Specifically, the Fund was aided by its longer duration position compared to the Index and by its relative overweight in securities with maturities of 15 to 20 years.

• The Fund’s overweight compared to the Index in the special tax sector added to relative returns.

• Individual bottom-up security selection among state and local general obligation bonds and electric power credits contributed positively to relative performance.

Top Detractors from Performance

• The Fund was hurt by individual bottom-up security selection overall, with investments in project finance and tobacco credits among the leading detractors.

• Overall, the Fund’s sector and state positioning detracted from its relative performance. In particular, the Fund was hampered by its overweights relative to the Index in the health care sector and in Puerto Rico credits.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class P	Bloomberg Municipal Bond 1-10 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$10,535	$10,492	$10,538
3/20	$10,527	$10,783	$11,479
3/21	$11,513	$11,272	$11,561
3/22	$11,130	$10,821	$11,081
3/23	$11,019	$11,028	$10,551
3/24	$11,601	$11,268	$10,730
3/25	$11,890	$11,493	$11,254
3/26	$12,342	$11,972	$11,744

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	3.80%	1.40%	2.68%
Bloomberg Municipal Bond 1-10 Year Blend Index	4.17%	1.21%	2.29%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.04%

Performance Inception Date	Apr. 20, 2018
AssetsNet	$ 11,782,629,834
Holdings Count | Holding	4,707
Advisory Fees Paid, Amount	$ 38,913,736
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$11,782,629,834
# of Portfolio Holdings as of Period End	4,707
Portfolio Turnover Rate for the Period	24%
Total Net Advisory Fees Paid for the Period	$38,913,736

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Special Assessment	11.0%
Hospital	10.0%
Corporate	8.5%
Airport	6.0%
Sales Tax	5.2%
Water/Sewer	5.2%
School District GO	4.6%
University	4.4%
State GO	4.4%
State Appropriation	3.4%
City/County GO	3.1%
Toll	3.1%
Special Tax	3.0%
LT Health	2.8%
Other	24.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025272
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Municipal Fund
Class Name	Class A
Trading Symbol	GHYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$86	0.85%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The high yield municipal bond market delivered positive returns but lagged the investment grade municipal bond market mainly because of its slightly longer duration profile. Overall, the broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance:

  The Fund’s overall credit positioning added to its performance versus the Goldman Sachs High Yield Municipal Fund Composite Index (Index). Specifically, the Fund benefited from its overweight relative to the Index in lower-rated municipal securities, as the higher income generated by these holdings helped offset the impact of credit spread widening during the first half of the Period.

  The Fund’s combined duration and yield curve positioning contributed positively to relative returns. The Fund was helped by its longer duration position compared to the Index and by its relative overweight in securities with maturities of more than 20 years.

  Sector positioning was generally positive, highlighted by the Fund’s overweight in the special tax sector.

  Within individual bottom-up security selection, the Fund was aided by its investments in taxable municipal bonds, which are not held by the Index, and by its holdings among electric power and housing credits.

Top Detractors from Performance:

  Overall, the Fund’s state positioning, especially its underweight in California credits and its overweight in Florida credits, detracted from performance versus the Index.

  Within sector positioning, the Fund was hurt by its underweight in water and sewer credits.

  Individual bottom-up security selection had a broadly negative impact on the Fund’s relative returns. Specifically, the Fund’s investments in project finance and tobacco credits detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class A Excluding sale charges	Class A Including sale charges	Goldman Sachs High Yield Municipal Fund Composite Index	Bloomberg Municipal Bond Index	Bloomberg Municipal High Yield Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$9,550	$10,000	$10,000	$10,000	$10,000
3/17	$10,448	$9,978	$10,263	$10,015	$10,431	$10,044
3/18	$11,085	$10,586	$10,742	$10,282	$11,060	$10,165
3/19	$11,949	$11,411	$11,497	$10,835	$11,960	$10,620
3/20	$11,964	$11,426	$11,624	$11,252	$11,872	$11,568
3/21	$13,504	$12,897	$12,918	$11,872	$13,654	$11,650
3/22	$13,050	$12,463	$12,581	$11,342	$13,470	$11,167
3/23	$12,419	$11,860	$12,252	$11,371	$12,865	$10,633
3/24	$13,227	$12,632	$12,984	$11,726	$13,882	$10,814
3/25	$13,672	$13,057	$13,480	$11,869	$14,659	$11,342
3/26	$13,971	$13,342	$13,902	$12,379	$15,004	$11,835

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class A Excluding sale charges	2.19%	0.68%	3.40%
Class A Including sale charges	-2.39%	-0.23%	2.92%
Goldman Sachs High Yield Municipal Fund Composite Index	3.13%	1.48%	3.35%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg Municipal High Yield Bond Index	2.35%	1.90%	4.14%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 13,223,735,542
Holdings Count | Holding	3,578
Advisory Fees Paid, Amount	$ 60,950,772
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$13,223,735,542
# of Portfolio Holdings as of Period End	3,578
Portfolio Turnover Rate for the Period	22%
Total Net Advisory Fees Paid for the Period	$60,950,772

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Special Assessment	20.0%
Hospital	8.4%
Sales Tax	6.8%
Corporate	5.8%
LT Health	5.7%
Charter School	4.3%
University	4.3%
Tobacco	3.9%
School District GO	3.6%
State Appropriation	3.4%
Toll	3.1%
Airport	2.7%
State GO	2.5%
TIF	2.3%
Other	22.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025274
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Municipal Fund
Class Name	Class C
Trading Symbol	GHYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$161	1.60%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The high yield municipal bond market delivered positive returns but lagged the investment grade municipal bond market mainly because of its slightly longer duration profile. Overall, the broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance:

  The Fund’s overall credit positioning added to its performance versus the Goldman Sachs High Yield Municipal Fund Composite Index (Index). Specifically, the Fund benefited from its overweight relative to the Index in lower-rated municipal securities, as the higher income generated by these holdings helped offset the impact of credit spread widening during the first half of the Period.

  The Fund’s combined duration and yield curve positioning contributed positively to relative returns. The Fund was helped by its longer duration position compared to the Index and by its relative overweight in securities with maturities of more than 20 years.

  Sector positioning was generally positive, highlighted by the Fund’s overweight in the special tax sector.

  Within individual bottom-up security selection, the Fund was aided by its investments in taxable municipal bonds, which are not held by the Index, and by its holdings among electric power and housing credits.

Top Detractors from Performance:

  Overall, the Fund’s state positioning, especially its underweight in California credits and its overweight in Florida credits, detracted from performance versus the Index.

  Within sector positioning, the Fund was hurt by its underweight in water and sewer credits.

  Individual bottom-up security selection had a broadly negative impact on the Fund’s relative returns. Specifically, the Fund’s investments in project finance and tobacco credits detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class C Excluding sale charges	Class C Including sale charges	Goldman Sachs High Yield Municipal Fund Composite Index	Bloomberg Municipal Bond Index	Bloomberg Municipal High Yield Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$9,900	$10,000	$10,000	$10,000	$10,000
3/17	$10,370	$10,266	$10,263	$10,015	$10,431	$10,044
3/18	$10,920	$10,810	$10,742	$10,282	$11,060	$10,165
3/19	$11,683	$11,566	$11,497	$10,835	$11,960	$10,620
3/20	$11,610	$11,494	$11,624	$11,252	$11,872	$11,568
3/21	$13,007	$12,877	$12,918	$11,872	$13,654	$11,650
3/22	$12,475	$12,350	$12,581	$11,342	$13,470	$11,167
3/23	$11,783	$11,665	$12,252	$11,371	$12,865	$10,633
3/24	$12,457	$12,332	$12,984	$11,726	$13,882	$10,814
3/25	$12,779	$12,652	$13,480	$11,869	$14,659	$11,342
3/26	$12,962	$12,833	$13,902	$12,379	$15,004	$11,835

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class C Excluding sale charges	1.43%	-0.07%	2.63%
Class C Including sale charges	0.42%	-0.07%	2.63%
Goldman Sachs High Yield Municipal Fund Composite Index	3.13%	1.48%	3.35%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg Municipal High Yield Bond Index	2.35%	1.90%	4.14%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 13,223,735,542
Holdings Count | Holding	3,578
Advisory Fees Paid, Amount	$ 60,950,772
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$13,223,735,542
# of Portfolio Holdings as of Period End	3,578
Portfolio Turnover Rate for the Period	22%
Total Net Advisory Fees Paid for the Period	$60,950,772

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Special Assessment	20.0%
Hospital	8.4%
Sales Tax	6.8%
Corporate	5.8%
LT Health	5.7%
Charter School	4.3%
University	4.3%
Tobacco	3.9%
School District GO	3.6%
State Appropriation	3.4%
Toll	3.1%
Airport	2.7%
State GO	2.5%
TIF	2.3%
Other	22.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025270
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Municipal Fund
Class Name	Institutional Class
Trading Symbol	GHYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The high yield municipal bond market delivered positive returns but lagged the investment grade municipal bond market mainly because of its slightly longer duration profile. Overall, the broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance:

  The Fund’s overall credit positioning added to its performance versus the Goldman Sachs High Yield Municipal Fund Composite Index (Index). Specifically, the Fund benefited from its overweight relative to the Index in lower-rated municipal securities, as the higher income generated by these holdings helped offset the impact of credit spread widening during the first half of the Period.

  The Fund’s combined duration and yield curve positioning contributed positively to relative returns. The Fund was helped by its longer duration position compared to the Index and by its relative overweight in securities with maturities of more than 20 years.

  Sector positioning was generally positive, highlighted by the Fund’s overweight in the special tax sector.

  Within individual bottom-up security selection, the Fund was aided by its investments in taxable municipal bonds, which are not held by the Index, and by its holdings among electric power and housing credits.

Top Detractors from Performance:

  Overall, the Fund’s state positioning, especially its underweight in California credits and its overweight in Florida credits, detracted from performance versus the Index.

  Within sector positioning, the Fund was hurt by its underweight in water and sewer credits.

  Individual bottom-up security selection had a broadly negative impact on the Fund’s relative returns. Specifically, the Fund’s investments in project finance and tobacco credits detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional	Goldman Sachs High Yield Municipal Fund Composite Index	Bloomberg Municipal Bond Index	Bloomberg Municipal High Yield Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
3/17	$1,048,800	$1,026,300	$1,001,543	$1,043,080	$1,004,400
3/18	$1,114,770	$1,074,228	$1,028,172	$1,106,020	$1,016,453
3/19	$1,205,066	$1,149,746	$1,083,533	$1,195,997	$1,061,990
3/20	$1,210,248	$1,162,394	$1,125,238	$1,187,158	$1,156,826
3/21	$1,370,242	$1,291,768	$1,187,222	$1,365,429	$1,165,039
3/22	$1,328,313	$1,258,053	$1,134,160	$1,347,005	$1,116,690
3/23	$1,267,875	$1,225,218	$1,137,089	$1,286,512	$1,063,312
3/24	$1,354,597	$1,298,363	$1,172,640	$1,388,250	$1,081,388
3/25	$1,404,447	$1,347,961	$1,186,940	$1,465,878	$1,134,160
3/26	$1,439,698	$1,390,152	$1,237,891	$1,500,386	$1,183,496

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Institutional	2.51%	0.99%	3.71%
Goldman Sachs High Yield Municipal Fund Composite Index	3.13%	1.48%	3.35%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg Municipal High Yield Bond Index	2.35%	1.90%	4.14%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 13,223,735,542
Holdings Count | Holding	3,578
Advisory Fees Paid, Amount	$ 60,950,772
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$13,223,735,542
# of Portfolio Holdings as of Period End	3,578
Portfolio Turnover Rate for the Period	22%
Total Net Advisory Fees Paid for the Period	$60,950,772

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Special Assessment	20.0%
Hospital	8.4%
Sales Tax	6.8%
Corporate	5.8%
LT Health	5.7%
Charter School	4.3%
University	4.3%
Tobacco	3.9%
School District GO	3.6%
State Appropriation	3.4%
Toll	3.1%
Airport	2.7%
State GO	2.5%
TIF	2.3%
Other	22.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090757
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Municipal Fund
Class Name	Investor Class
Trading Symbol	GYIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The high yield municipal bond market delivered positive returns but lagged the investment grade municipal bond market mainly because of its slightly longer duration profile. Overall, the broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance:

  The Fund’s overall credit positioning added to its performance versus the Goldman Sachs High Yield Municipal Fund Composite Index (Index). Specifically, the Fund benefited from its overweight relative to the Index in lower-rated municipal securities, as the higher income generated by these holdings helped offset the impact of credit spread widening during the first half of the Period.

  The Fund’s combined duration and yield curve positioning contributed positively to relative returns. The Fund was helped by its longer duration position compared to the Index and by its relative overweight in securities with maturities of more than 20 years.

  Sector positioning was generally positive, highlighted by the Fund’s overweight in the special tax sector.

  Within individual bottom-up security selection, the Fund was aided by its investments in taxable municipal bonds, which are not held by the Index, and by its holdings among electric power and housing credits.

Top Detractors from Performance:

  Overall, the Fund’s state positioning, especially its underweight in California credits and its overweight in Florida credits, detracted from performance versus the Index.

  Within sector positioning, the Fund was hurt by its underweight in water and sewer credits.

  Individual bottom-up security selection had a broadly negative impact on the Fund’s relative returns. Specifically, the Fund’s investments in project finance and tobacco credits detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Investor	Goldman Sachs High Yield Municipal Fund Composite Index	Bloomberg Municipal Bond Index	Bloomberg Municipal High Yield Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000	$10,000	$10,000
3/17	$10,481	$10,263	$10,015	$10,431	$10,044
3/18	$11,137	$10,742	$10,282	$11,060	$10,165
3/19	$12,034	$11,497	$10,835	$11,960	$10,620
3/20	$12,079	$11,624	$11,252	$11,872	$11,568
3/21	$13,667	$12,918	$11,872	$13,654	$11,650
3/22	$13,240	$12,581	$11,342	$13,470	$11,167
3/23	$12,631	$12,252	$11,371	$12,865	$10,633
3/24	$13,488	$12,984	$11,726	$13,882	$10,814
3/25	$13,976	$13,480	$11,869	$14,659	$11,342
3/26	$14,318	$13,902	$12,379	$15,004	$11,835

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Investor	2.45%	0.94%	3.65%
Goldman Sachs High Yield Municipal Fund Composite Index	3.13%	1.48%	3.35%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg Municipal High Yield Bond Index	2.35%	1.90%	4.14%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 13,223,735,542
Holdings Count | Holding	3,578
Advisory Fees Paid, Amount	$ 60,950,772
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$13,223,735,542
# of Portfolio Holdings as of Period End	3,578
Portfolio Turnover Rate for the Period	22%
Total Net Advisory Fees Paid for the Period	$60,950,772

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Special Assessment	20.0%
Hospital	8.4%
Sales Tax	6.8%
Corporate	5.8%
LT Health	5.7%
Charter School	4.3%
University	4.3%
Tobacco	3.9%
School District GO	3.6%
State Appropriation	3.4%
Toll	3.1%
Airport	2.7%
State GO	2.5%
TIF	2.3%
Other	22.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000195492
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Municipal Fund
Class Name	Class R6
Trading Symbol	GHYSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The high yield municipal bond market delivered positive returns but lagged the investment grade municipal bond market mainly because of its slightly longer duration profile. Overall, the broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance:

  The Fund’s overall credit positioning added to its performance versus the Goldman Sachs High Yield Municipal Fund Composite Index (Index). Specifically, the Fund benefited from its overweight relative to the Index in lower-rated municipal securities, as the higher income generated by these holdings helped offset the impact of credit spread widening during the first half of the Period.

  The Fund’s combined duration and yield curve positioning contributed positively to relative returns. The Fund was helped by its longer duration position compared to the Index and by its relative overweight in securities with maturities of more than 20 years.

  Sector positioning was generally positive, highlighted by the Fund’s overweight in the special tax sector.

  Within individual bottom-up security selection, the Fund was aided by its investments in taxable municipal bonds, which are not held by the Index, and by its holdings among electric power and housing credits.

Top Detractors from Performance:

  Overall, the Fund’s state positioning, especially its underweight in California credits and its overweight in Florida credits, detracted from performance versus the Index.

  Within sector positioning, the Fund was hurt by its underweight in water and sewer credits.

  Individual bottom-up security selection had a broadly negative impact on the Fund’s relative returns. Specifically, the Fund’s investments in project finance and tobacco credits detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R6	Goldman Sachs High Yield Municipal Fund Composite Index	Bloomberg Municipal Bond Index	Bloomberg Municipal High Yield Bond Index	Bloomberg U.S. Aggregate Bond Index
11/30/17	$10,000	$10,000	$10,000	$10,000	$10,000
3/18	$10,233	$10,110	$9,993	$10,189	$9,899
3/19	$11,061	$10,821	$10,531	$11,018	$10,342
3/20	$11,097	$10,940	$10,936	$10,937	$11,266
3/21	$12,567	$12,157	$11,538	$12,579	$11,346
3/22	$12,182	$11,840	$11,023	$12,409	$10,875
3/23	$11,641	$11,531	$11,051	$11,852	$10,355
3/24	$12,426	$12,219	$11,397	$12,789	$10,531
3/25	$12,884	$12,686	$11,535	$13,504	$11,045
3/26	$13,223	$13,083	$12,031	$13,822	$11,526

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception
Class R6 (Commenced November 30, 2017)	2.63%	1.02%	3.41%
Goldman Sachs High Yield Municipal Fund Composite Index	3.13%	1.48%	3.28%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.24%
Bloomberg Municipal High Yield Bond Index	2.35%	1.90%	3.96%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.72%

Performance Inception Date	Nov. 30, 2017
AssetsNet	$ 13,223,735,542
Holdings Count | Holding	3,578
Advisory Fees Paid, Amount	$ 60,950,772
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$13,223,735,542
# of Portfolio Holdings as of Period End	3,578
Portfolio Turnover Rate for the Period	22%
Total Net Advisory Fees Paid for the Period	$60,950,772

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Special Assessment	20.0%
Hospital	8.4%
Sales Tax	6.8%
Corporate	5.8%
LT Health	5.7%
Charter School	4.3%
University	4.3%
Tobacco	3.9%
School District GO	3.6%
State Appropriation	3.4%
Toll	3.1%
Airport	2.7%
State GO	2.5%
TIF	2.3%
Other	22.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202030
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Municipal Fund
Class Name	Class P
Trading Symbol	GGLPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The high yield municipal bond market delivered positive returns but lagged the investment grade municipal bond market mainly because of its slightly longer duration profile. Overall, the broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance:

  The Fund’s overall credit positioning added to its performance versus the Goldman Sachs High Yield Municipal Fund Composite Index (Index). Specifically, the Fund benefited from its overweight relative to the Index in lower-rated municipal securities, as the higher income generated by these holdings helped offset the impact of credit spread widening during the first half of the Period.

  The Fund’s combined duration and yield curve positioning contributed positively to relative returns. The Fund was helped by its longer duration position compared to the Index and by its relative overweight in securities with maturities of more than 20 years.

  Sector positioning was generally positive, highlighted by the Fund’s overweight in the special tax sector.

  Within individual bottom-up security selection, the Fund was aided by its investments in taxable municipal bonds, which are not held by the Index, and by its holdings among electric power and housing credits.

Top Detractors from Performance:

  Overall, the Fund’s state positioning, especially its underweight in California credits and its overweight in Florida credits, detracted from performance versus the Index.

  Within sector positioning, the Fund was hurt by its underweight in water and sewer credits.

  Individual bottom-up security selection had a broadly negative impact on the Fund’s relative returns. Specifically, the Fund’s investments in project finance and tobacco credits detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class P	Goldman Sachs High Yield Municipal Fund Composite Index	Bloomberg Municipal Bond Index	Bloomberg Municipal High Yield Bond Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000	$10,000	$10,000
3/19	$10,714	$10,689	$10,576	$10,765	$10,538
3/20	$10,761	$10,807	$10,983	$10,686	$11,479
3/21	$12,186	$12,009	$11,588	$12,290	$11,561
3/22	$11,813	$11,696	$11,070	$12,125	$11,081
3/23	$11,289	$11,391	$11,099	$11,580	$10,551
3/24	$12,049	$12,071	$11,446	$12,496	$10,730
3/25	$12,494	$12,532	$11,586	$13,195	$11,254
3/26	$12,809	$12,924	$12,083	$13,505	$11,744

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	2.52%	1.00%	3.16%
Goldman Sachs High Yield Municipal Fund Composite Index	3.13%	1.48%	3.28%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.41%
Bloomberg Municipal High Yield Bond Index	2.35%	1.90%	3.85%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.04%

Performance Inception Date	Apr. 20, 2018
AssetsNet	$ 13,223,735,542
Holdings Count | Holding	3,578
Advisory Fees Paid, Amount	$ 60,950,772
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$13,223,735,542
# of Portfolio Holdings as of Period End	3,578
Portfolio Turnover Rate for the Period	22%
Total Net Advisory Fees Paid for the Period	$60,950,772

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Special Assessment	20.0%
Hospital	8.4%
Sales Tax	6.8%
Corporate	5.8%
LT Health	5.7%
Charter School	4.3%
University	4.3%
Tobacco	3.9%
School District GO	3.6%
State Appropriation	3.4%
Toll	3.1%
Airport	2.7%
State GO	2.5%
TIF	2.3%
Other	22.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000210248
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Municipal Income Completion Fund
Class Name	Separate Account Institutional
Trading Symbol	GSAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Municipal Income Completion Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Separate Account Institutional	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance

• The Fund benefited from its overall credit positioning, especially its bias toward lower-rated municipal securities, as the higher income generated by these holdings helped offset the impact of credit spread widening during the first half of the Period.

• The Fund’s combined duration and yield curve positioning added to absolute performance. The Fund was helped by its long duration position and its exposure to securities with longer maturities, specifically the 15- to 20-year segment of the municipal yield curve.

• Within sector positioning, the Fund was aided by its exposure to special tax bonds and water and sewer credits.

• Within state positioning, the Fund’s exposure to California and New York credits bolstered absolute performance.

• Regarding bottom-up security selection, the Fund benefited from investments among electric power credits.

Top Detractors from Performance

• Overall, individual bottom-up security selection hurt absolute performance, with investments in project finance and education credits detracting most.

• Sector positioning was broadly negative, led by the Fund’s exposure to health care.

• The Fund was hampered by its state positioning overall. In particular, the Fund’s exposure to Puerto Rico credits detracted from absolute performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Separate Account Institutional	Bloomberg Municipal Bond 1-10 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/19	$10,000	$10,000	$10,000
3/20	$9,990	$10,277	$10,934
3/21	$11,400	$10,743	$11,012
3/22	$11,033	$10,314	$10,555
3/23	$10,747	$10,511	$10,050
3/24	$11,552	$10,739	$10,221
3/25	$12,013	$10,953	$10,720
3/26	$12,490	$11,410	$11,186

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception
Separate Account Institutional (Commenced April 1, 2019)	3.97%	1.84%	3.23%
Bloomberg Municipal Bond 1-10 Year Blend Index	4.17%	1.21%	1.90%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.61%

Performance Inception Date	Apr. 01, 2019
AssetsNet	$ 327,653,608
Holdings Count | Holding	1,211
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$327,653,608
# of Portfolio Holdings as of Period End	1,211
Portfolio Turnover Rate for the Period	34%
Total Net Advisory Fees Paid for the Period	$0

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Special Assessment	25.9%
Hospital	10.6%
Sales Tax	6.9%
Airport	5.8%
LT Health	4.5%
University	4.3%
Corporate	3.7%
Charter School	3.5%
Water/Sewer	3.5%
School District GO	3.1%
Toll	2.8%
State GO	2.7%
State Appropriation	2.6%
City/County GO	2.2%
Other	17.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025192
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Tax-Free Fund
Class Name	Class A
Trading Symbol	GSDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$67	0.66%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance

• The Fund benefited from its overall credit positioning, especially its overweight versus the Bloomberg Municipal Bond 1-3 Year Blend Index (Index) in lower-rated investment grade municipal securities, largely because of the income generated by those holdings.

• Individual bottom-up security selection was broadly positive, highlighted by selection among general obligation bonds and floating rate notes.

• The Fund’s combined duration and yield curve positioning added to relative results. Specifically, the Fund was helped by its longer duration position compared to the Index and by its relative overweight in securities with maturities of four years and more, which are not held by the Index.

• Within sector positioning, the Fund’s underweight in water and sewer credits bolstered relative performance.

Top Detractors from Performance

• The Fund’s sector positioning was broadly negative, with an overweight versus the Index in health care detracting from relative performance.

• Overall, the Fund’s state positioning, led by an overweight in Puerto Rico credits, detracted from relative returns.

• Individual bottom-up security selection among health care and water and sewer credits had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class A Excluding sale charges	Class A Including sale charges	Bloomberg Municipal Bond 1-3 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$9,850	$10,000	$10,000
3/17	$10,063	$9,912	$10,062	$10,044
3/18	$10,137	$9,985	$10,111	$10,165
3/19	$10,462	$10,305	$10,385	$10,620
3/20	$10,586	$10,428	$10,576	$11,568
3/21	$10,895	$10,732	$10,886	$11,650
3/22	$10,560	$10,402	$10,592	$11,167
3/23	$10,643	$10,484	$10,752	$10,633
3/24	$10,920	$10,756	$10,971	$10,814
3/25	$11,257	$11,089	$11,352	$11,342
3/26	$11,633	$11,459	$11,736	$11,835

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class A Excluding sale charges	3.34%	1.32%	1.52%
Class A Including sale charges	1.77%	1.02%	1.37%
Bloomberg Municipal Bond 1-3 Year Blend Index	3.38%	1.51%	1.61%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 5,181,862,981
Holdings Count | Holding	1,777
Advisory Fees Paid, Amount	$ 17,348,943
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$5,181,862,981
# of Portfolio Holdings as of Period End	1,777
Portfolio Turnover Rate for the Period	39%
Total Net Advisory Fees Paid for the Period	$17,348,943

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Hospital	12.1%
Corporate	8.8%
Airport	6.4%
School District GO	5.7%
Sales Tax	5.6%
University	4.9%
Water/Sewer	4.4%
City/County GO	4.4%
State GO	4.4%
Muni Electric	4.2%
Corporate Elec	3.8%
State Appropriation	3.6%
State Housing	3.4%
Pre-refunded	3.3%
Other	24.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025194
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Tax-Free Fund
Class Name	Class C
Trading Symbol	GSTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$108	1.06%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance

• The Fund benefited from its overall credit positioning, especially its overweight versus the Bloomberg Municipal Bond 1-3 Year Blend Index (Index) in lower-rated investment grade municipal securities, largely because of the income generated by those holdings.

• Individual bottom-up security selection was broadly positive, highlighted by selection among general obligation bonds and floating rate notes.

• The Fund’s combined duration and yield curve positioning added to relative results. Specifically, the Fund was helped by its longer duration position compared to the Index and by its relative overweight in securities with maturities of four years and more, which are not held by the Index.

• Within sector positioning, the Fund’s underweight in water and sewer credits bolstered relative performance.

Top Detractors from Performance

• The Fund’s sector positioning was broadly negative, with an overweight versus the Index in health care detracting from relative performance.

• Overall, the Fund’s state positioning, led by an overweight in Puerto Rico credits, detracted from relative returns.

• Individual bottom-up security selection among health care and water and sewer credits had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class C Excluding sale charges	Class C Including sale charges	Bloomberg Municipal Bond 1-3 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$9,935	$10,000	$10,000
3/17	$10,023	$9,958	$10,062	$10,044
3/18	$10,057	$9,992	$10,111	$10,165
3/19	$10,338	$10,270	$10,385	$10,620
3/20	$10,418	$10,351	$10,576	$11,568
3/21	$10,680	$10,610	$10,886	$11,650
3/22	$10,309	$10,242	$10,592	$11,167
3/23	$10,339	$10,272	$10,752	$10,633
3/24	$10,567	$10,498	$10,971	$10,814
3/25	$10,860	$10,790	$11,352	$11,342
3/26	$11,179	$11,106	$11,736	$11,835

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class C Excluding sale charges	2.93%	0.92%	1.12%
Class C Including sale charges	2.26%	0.92%	1.12%
Bloomberg Municipal Bond 1-3 Year Blend Index	3.38%	1.51%	1.61%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 5,181,862,981
Holdings Count | Holding	1,777
Advisory Fees Paid, Amount	$ 17,348,943
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$5,181,862,981
# of Portfolio Holdings as of Period End	1,777
Portfolio Turnover Rate for the Period	39%
Total Net Advisory Fees Paid for the Period	$17,348,943

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Hospital	12.1%
Corporate	8.8%
Airport	6.4%
School District GO	5.7%
Sales Tax	5.6%
University	4.9%
Water/Sewer	4.4%
City/County GO	4.4%
State GO	4.4%
Muni Electric	4.2%
Corporate Elec	3.8%
State Appropriation	3.6%
State Housing	3.4%
Pre-refunded	3.3%
Other	24.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025190
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Tax-Free Fund
Class Name	Institutional Class
Trading Symbol	GSDUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance

• The Fund benefited from its overall credit positioning, especially its overweight versus the Bloomberg Municipal Bond 1-3 Year Blend Index (Index) in lower-rated investment grade municipal securities, largely because of the income generated by those holdings.

• Individual bottom-up security selection was broadly positive, highlighted by selection among general obligation bonds and floating rate notes.

• The Fund’s combined duration and yield curve positioning added to relative results. Specifically, the Fund was helped by its longer duration position compared to the Index and by its relative overweight in securities with maturities of four years and more, which are not held by the Index.

• Within sector positioning, the Fund’s underweight in water and sewer credits bolstered relative performance.

Top Detractors from Performance

• The Fund’s sector positioning was broadly negative, with an overweight versus the Index in health care detracting from relative performance.

• Overall, the Fund’s state positioning, led by an overweight in Puerto Rico credits, detracted from relative returns.

• Individual bottom-up security selection among health care and water and sewer credits had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional	Bloomberg Municipal Bond 1-3 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$1,000,000	$1,000,000	$1,000,000
3/17	$1,009,400	$1,006,200	$1,004,400
3/18	$1,021,008	$1,011,130	$1,016,453
3/19	$1,055,927	$1,038,532	$1,061,990
3/20	$1,072,610	$1,057,641	$1,156,826
3/21	$1,107,256	$1,088,630	$1,165,039
3/22	$1,075,256	$1,059,237	$1,116,690
3/23	$1,086,869	$1,075,231	$1,063,312
3/24	$1,118,170	$1,097,059	$1,081,388
3/25	$1,156,971	$1,135,236	$1,134,160
3/26	$1,197,696	$1,173,607	$1,183,496

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Institutional	3.52%	1.58%	1.82%
Bloomberg Municipal Bond 1-3 Year Blend Index	3.38%	1.51%	1.61%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 5,181,862,981
Holdings Count | Holding	1,777
Advisory Fees Paid, Amount	$ 17,348,943
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$5,181,862,981
# of Portfolio Holdings as of Period End	1,777
Portfolio Turnover Rate for the Period	39%
Total Net Advisory Fees Paid for the Period	$17,348,943

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Hospital	12.1%
Corporate	8.8%
Airport	6.4%
School District GO	5.7%
Sales Tax	5.6%
University	4.9%
Water/Sewer	4.4%
City/County GO	4.4%
State GO	4.4%
Muni Electric	4.2%
Corporate Elec	3.8%
State Appropriation	3.6%
State Housing	3.4%
Pre-refunded	3.3%
Other	24.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025191
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Tax-Free Fund
Class Name	Service Class
Trading Symbol	GSFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$90	0.89%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance

• The Fund benefited from its overall credit positioning, especially its overweight versus the Bloomberg Municipal Bond 1-3 Year Blend Index (Index) in lower-rated investment grade municipal securities, largely because of the income generated by those holdings.

• Individual bottom-up security selection was broadly positive, highlighted by selection among general obligation bonds and floating rate notes.

• The Fund’s combined duration and yield curve positioning added to relative results. Specifically, the Fund was helped by its longer duration position compared to the Index and by its relative overweight in securities with maturities of four years and more, which are not held by the Index.

• Within sector positioning, the Fund’s underweight in water and sewer credits bolstered relative performance.

Top Detractors from Performance

• The Fund’s sector positioning was broadly negative, with an overweight versus the Index in health care detracting from relative performance.

• Overall, the Fund’s state positioning, led by an overweight in Puerto Rico credits, detracted from relative returns.

• Individual bottom-up security selection among health care and water and sewer credits had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Service	Bloomberg Municipal Bond 1-3 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,044	$10,062	$10,044
3/18	$10,109	$10,111	$10,165
3/19	$10,402	$10,385	$10,620
3/20	$10,515	$10,576	$11,568
3/21	$10,800	$10,886	$11,650
3/22	$10,446	$10,592	$11,167
3/23	$10,495	$10,752	$10,633
3/24	$10,743	$10,971	$10,814
3/25	$11,060	$11,352	$11,342
3/26	$11,403	$11,736	$11,835

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Service	3.10%	1.09%	1.32%
Bloomberg Municipal Bond 1-3 Year Blend Index	3.38%	1.51%	1.61%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 5,181,862,981
Holdings Count | Holding	1,777
Advisory Fees Paid, Amount	$ 17,348,943
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$5,181,862,981
# of Portfolio Holdings as of Period End	1,777
Portfolio Turnover Rate for the Period	39%
Total Net Advisory Fees Paid for the Period	$17,348,943

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Hospital	12.1%
Corporate	8.8%
Airport	6.4%
School District GO	5.7%
Sales Tax	5.6%
University	4.9%
Water/Sewer	4.4%
City/County GO	4.4%
State GO	4.4%
Muni Electric	4.2%
Corporate Elec	3.8%
State Appropriation	3.6%
State Housing	3.4%
Pre-refunded	3.3%
Other	24.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090755
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Tax-Free Fund
Class Name	Investor Class
Trading Symbol	GDIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance

• The Fund benefited from its overall credit positioning, especially its overweight versus the Bloomberg Municipal Bond 1-3 Year Blend Index (Index) in lower-rated investment grade municipal securities, largely because of the income generated by those holdings.

• Individual bottom-up security selection was broadly positive, highlighted by selection among general obligation bonds and floating rate notes.

• The Fund’s combined duration and yield curve positioning added to relative results. Specifically, the Fund was helped by its longer duration position compared to the Index and by its relative overweight in securities with maturities of four years and more, which are not held by the Index.

• Within sector positioning, the Fund’s underweight in water and sewer credits bolstered relative performance.

Top Detractors from Performance

• The Fund’s sector positioning was broadly negative, with an overweight versus the Index in health care detracting from relative performance.

• Overall, the Fund’s state positioning, led by an overweight in Puerto Rico credits, detracted from relative returns.

• Individual bottom-up security selection among health care and water and sewer credits had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Investor	Bloomberg Municipal Bond 1-3 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,088	$10,062	$10,044
3/18	$10,190	$10,111	$10,165
3/19	$10,533	$10,385	$10,620
3/20	$10,694	$10,576	$11,568
3/21	$11,035	$10,886	$11,650
3/22	$10,710	$10,592	$11,167
3/23	$10,822	$10,752	$10,633
3/24	$11,131	$10,971	$10,814
3/25	$11,515	$11,352	$11,342
3/26	$11,930	$11,736	$11,835

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Investor	3.60%	1.57%	1.78%
Bloomberg Municipal Bond 1-3 Year Blend Index	3.38%	1.51%	1.61%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 5,181,862,981
Holdings Count | Holding	1,777
Advisory Fees Paid, Amount	$ 17,348,943
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$5,181,862,981
# of Portfolio Holdings as of Period End	1,777
Portfolio Turnover Rate for the Period	39%
Total Net Advisory Fees Paid for the Period	$17,348,943

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Hospital	12.1%
Corporate	8.8%
Airport	6.4%
School District GO	5.7%
Sales Tax	5.6%
University	4.9%
Water/Sewer	4.4%
City/County GO	4.4%
State GO	4.4%
Muni Electric	4.2%
Corporate Elec	3.8%
State Appropriation	3.6%
State Housing	3.4%
Pre-refunded	3.3%
Other	24.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000195490
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Tax-Free Fund
Class Name	Class R6
Trading Symbol	GDUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance

• The Fund benefited from its overall credit positioning, especially its overweight versus the Bloomberg Municipal Bond 1-3 Year Blend Index (Index) in lower-rated investment grade municipal securities, largely because of the income generated by those holdings.

• Individual bottom-up security selection was broadly positive, highlighted by selection among general obligation bonds and floating rate notes.

• The Fund’s combined duration and yield curve positioning added to relative results. Specifically, the Fund was helped by its longer duration position compared to the Index and by its relative overweight in securities with maturities of four years and more, which are not held by the Index.

• Within sector positioning, the Fund’s underweight in water and sewer credits bolstered relative performance.

Top Detractors from Performance

• The Fund’s sector positioning was broadly negative, with an overweight versus the Index in health care detracting from relative performance.

• Overall, the Fund’s state positioning, led by an overweight in Puerto Rico credits, detracted from relative returns.

• Individual bottom-up security selection among health care and water and sewer credits had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg Municipal Bond 1-3 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
11/30/17	$10,000	$10,000	$10,000
3/18	$10,061	$10,038	$9,899
3/19	$10,414	$10,310	$10,342
3/20	$10,570	$10,500	$11,266
3/21	$10,913	$10,807	$11,346
3/22	$10,608	$10,516	$10,875
3/23	$10,713	$10,674	$10,355
3/24	$11,023	$10,891	$10,531
3/25	$11,407	$11,270	$11,045
3/26	$11,821	$11,651	$11,526

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception
Class R6 (Commenced November 30, 2017)	3.63%	1.61%	2.03%
Bloomberg Municipal Bond 1-3 Year Blend Index	3.38%	1.51%	1.85%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.72%

Performance Inception Date	Nov. 30, 2017
AssetsNet	$ 5,181,862,981
Holdings Count | Holding	1,777
Advisory Fees Paid, Amount	$ 17,348,943
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$5,181,862,981
# of Portfolio Holdings as of Period End	1,777
Portfolio Turnover Rate for the Period	39%
Total Net Advisory Fees Paid for the Period	$17,348,943

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Hospital	12.1%
Corporate	8.8%
Airport	6.4%
School District GO	5.7%
Sales Tax	5.6%
University	4.9%
Water/Sewer	4.4%
City/County GO	4.4%
State GO	4.4%
Muni Electric	4.2%
Corporate Elec	3.8%
State Appropriation	3.6%
State Housing	3.4%
Pre-refunded	3.3%
Other	24.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202028
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Tax-Free Fund
Class Name	Class P
Trading Symbol	GANPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance

• The Fund benefited from its overall credit positioning, especially its overweight versus the Bloomberg Municipal Bond 1-3 Year Blend Index (Index) in lower-rated investment grade municipal securities, largely because of the income generated by those holdings.

• Individual bottom-up security selection was broadly positive, highlighted by selection among general obligation bonds and floating rate notes.

• The Fund’s combined duration and yield curve positioning added to relative results. Specifically, the Fund was helped by its longer duration position compared to the Index and by its relative overweight in securities with maturities of four years and more, which are not held by the Index.

• Within sector positioning, the Fund’s underweight in water and sewer credits bolstered relative performance.

Top Detractors from Performance

• The Fund’s sector positioning was broadly negative, with an overweight versus the Index in health care detracting from relative performance.

• Overall, the Fund’s state positioning, led by an overweight in Puerto Rico credits, detracted from relative returns.

• Individual bottom-up security selection among health care and water and sewer credits had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class P	Bloomberg Municipal Bond 1-3 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$10,342	$10,288	$10,538
3/20	$10,497	$10,477	$11,479
3/21	$10,837	$10,784	$11,561
3/22	$10,535	$10,493	$11,081
3/23	$10,650	$10,652	$10,551
3/24	$10,957	$10,868	$10,730
3/25	$11,328	$11,246	$11,254
3/26	$11,739	$11,626	$11,744

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	3.63%	1.61%	2.04%
Bloomberg Municipal Bond 1-3 Year Blend Index	3.38%	1.51%	1.91%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.04%

Performance Inception Date	Apr. 20, 2018
AssetsNet	$ 5,181,862,981
Holdings Count | Holding	1,777
Advisory Fees Paid, Amount	$ 17,348,943
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$5,181,862,981
# of Portfolio Holdings as of Period End	1,777
Portfolio Turnover Rate for the Period	39%
Total Net Advisory Fees Paid for the Period	$17,348,943

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Hospital	12.1%
Corporate	8.8%
Airport	6.4%
School District GO	5.7%
Sales Tax	5.6%
University	4.9%
Water/Sewer	4.4%
City/County GO	4.4%
State GO	4.4%
Muni Electric	4.2%
Corporate Elec	3.8%
State Appropriation	3.6%
State Housing	3.4%
Pre-refunded	3.3%
Other	24.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs